                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-07309

                      (Investment Company Act File Number)

                  Federated Total Return Government Bond Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  2/28/07

              Date of Reporting Period:  Six months ended 8/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Total Return Government Bond Fund

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2006		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$10.66		$10.86	$11.12		$11.26	$10.58	$10.45
Income From Investment Operations:
Net investment income	0.26		0.49	0.45		0.47	0.54	0.59
Net realized and unrealized gain (loss) on investments	(0.08)		(0.20)	(0.26)		(0.14)	0.68	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.18		0.29	0.19		0.33	1.22	0.71
Less Distributions:
Distributions from net investment income	(0.26)		(0.49)	(0.45)		(0.47)	(0.54)	(0.58)
Net Asset Value, End of Period	$10.58		$10.66	$10.86		$11.12	$11.26	$10.58
Total Return [1]	1.73%		2.68%	1.78	% [2]	3.04%	11.81%	7.01%

Ratios to Average Net Assets:
Net expenses	0.28	% [3]	0.30%	0.30%		0.30%	0.30%	0.31%
Net investment income	4.91	% [3]	4.52%	4.16%		4.24%	4.92%	5.59%
Expense waiver/reimbursement [4]	0.44	% [3]	0.52%	0.64%		0.65%	0.72%	0.75%
Supplemental Data:
Net assets, end of period (000 omitted)	$341,397		$284,131	$224,314		$176,215	$156,975	$82,138
Portfolio turnover	59%		80%	21%		16%	15%	46%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.10% on total return.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2006		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$10.66		$10.86		$11.12		$11.26	$10.58	$10.45
Income From Investment Operations:
Net investment income	0.24		0.46		0.42		0.44	0.50	0.55
Net realized and unrealized gain (loss) on investments	(0.08)		(0.20)		(0.26)		(0.14)	0.68	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.26		0.16		0.30	1.18	0.68
Less Distributions:
Distributions from net investment income	(0.24)		(0.46)		(0.42)		(0.44)	(0.50)	(0.55)
Net Asset Value, End of Period	$10.58		$10.66		$10.86		$11.12	$11.26	$10.58
Total Return [1]	1.57%		2.39	% [2]	1.47	% [3]	2.73%	11.48%	6.69%

Ratios to Average Net Assets:
Net expenses	0.61	% [4]	0.60%		0.60%		0.60%	0.60%	0.61%
Net investment income	4.56	% [4]	4.22%		3.86%		3.94%	4.63%	5.29%
Expense waiver/reimbursement [5]	0.52	% [4]	0.59%		0.59%		0.60%	0.67%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,842		$61,601		$59,331		$61,728	$43,626	$33,299
Portfolio turnover	59%		80%		21%		16%	15%	46%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 During the period ended February 28, 2006, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on total return.

3 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2006	Ending Account Value 8/31/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,017.30	$1.42
Institutional Service Shares	$1,000	$1,015.70	$3.10
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.79	$1.43
Institutional Service Shares	$1,000	$1,022.13	$3.11

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.28%
Institutional Service Shares	0.61%

Portfolio of Investments Summary Table

At August 31, 2006, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Treasury Securities	57.8%
U.S. Government Agency Mortgage-Backed Securities	22.2%
Other U.S. Government Agency Securities	19.0%
Repurchase Agreements--Cash	1.9%
Repurchase Agreements--Collateral [2]	45.0%
Other Assets and Liabilities--Net [3]	(45.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash held to cover payments on when issued and delayed delivery transactions.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2006 (unaudited)

Principal Amount			Value
		U.S. TREASURY--57.8%
		U.S. Treasury Bonds--15.8%
$3,500,000	[1]	4.500%, 2/15/2036	$3,291,094
325,000		12.000%, 8/15/2013	368,781
2,200,000		11.250%, 2/15/2015	3,186,996
5,500,000		7.250%, 5/15/2016 - 8/15/2022	6,655,592
2,050,000		8.750%, 5/15/2017	2,717,591
1,000,000		8.125%, 5/15/2021	1,329,815
4,000,000		7.125%, 2/15/2023	4,964,467
23,500,000	[1]	6.250%, 8/15/2023 - 5/15/2030	27,138,416
1,500,000		7.500%, 11/15/2024	1,953,187
6,500,000		6.875%, 8/15/2025	8,018,494
6,598,000	[1]	5.375%, 2/15/2031	7,013,298
		TOTAL	66,637,731
		U.S. Treasury Notes--42.0%
19,800,000	[1]	3.375%, 2/15/2008 - 11/15/2008	19,312,613
5,000,000		3.125%, 9/15/2008	4,842,575
23,500,000		4.500%, 2/15/2009 - 2/15/2016	23,212,864
23,609,000	[1]	4.875%, 5/15/2009 - 2/15/2012	23,785,532
2,800,000		5.500%, 5/15/2009	2,856,393
2,000,000		6.000%, 8/15/2009	2,070,201
5,000,000	[1]	3.875%, 5/15/2010	4,862,229
61,500,000	[1]	4.250%, 10/15/2010 - 8/15/2015	59,957,014
15,000,000	[1]	4.375%, 12/15/2010 - 8/15/2012	14,789,254
5,000,000		4.750%, 3/31/2011	5,008,334
9,000,000	[1]	4.000%, 2/15/2014	8,584,362
8,380,000	[1]	5.125%, 5/15/2016	8,615,061
		TOTAL	177,896,432
		TOTAL U.S. TREASURY (IDENTIFIED COST $242,111,333)	244,534,163
Principal Amount			Value
		GOVERNMENT AGENCIES--19.0%
		Federal Home Loan Bank System--6.8%
$16,000,000		4.625%, 2/1/2008	$15,866,272
3,000,000		6.730%, 6/22/2009	3,125,440
900,000		6.500%, 11/13/2009	935,986
1,300,000		7.375%, 2/12/2010	1,390,966
4,450,000		7.625%, 5/14/2010	4,819,757
2,500,000		6.875%, 8/13/2010	2,653,287
		TOTAL	28,791,708
		Federal Home Loan Mortgage Corporation--6.8%
21,000,000		5.000%, 9/17/2007 - 7/23/2008	20,931,379
5,000,000		4.625%, 2/21/2008	4,963,981
70,000		6.750%, 9/15/2029	83,704
3,000,000		5.625%, 11/23/2035	2,893,368
		TOTAL	28,872,432
		Federal National Mortgage Association--5.0%
21,300,000		5.000%, 9/14/2007	21,233,269
		Federal Agricultural Mortgage Association--0.4%
1,700,000		8.070%, 4/16/2007	1,727,249
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $80,039,007)	80,624,658
		MORTGAGE-BACKED SECURITIES--14.1%
		Federal Home Loan Mortgage Corporation--8.4%
10,000,000	[2]	6.000%, 9/1/2021	10,104,797
16,229,047		5.000%, 12/1/2035 - 4/1/2036	15,562,006
9,724,706		5.500%, 2/1/2036 - 3/1/2036	9,555,220
		TOTAL	35,222,023
		Federal National Mortgage Association--5.4%
31,355		7.500%, 6/1/2012	32,430
12,666,923	[2]	6.000%, 6/1/2035 - 9/1/2036	12,687,672
10,000,000	[2]	6.500%, 9/1/2036	10,153,997
		TOTAL	22,874,099
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.3%
$105,478		7.500%, 10/15/2026 - 10/15/2027	$110,649
660,875		7.000%, 8/15/2027	687,749
93,961		8.000%, 10/15/2027	99,276
425,065		6.500%, 10/15/2031	436,443
		TOTAL	1,334,117
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,018,406)	59,430,239
		COLLATERALIZED MORTGAGE OBLIGATIONS--2.6%
		Federal Home Loan Mortgage Corporation REMIC--2.6%
11,076,000		REMIC 2939 DK, 5.500%, 2/15/2030	10,786,476
		Federal National Mortgage Association REMIC--0.0%
32,099		REMIC 1988-16 B, 9.500%, 6/25/2018	34,690
14,006		REMIC 1989-35 G, 9.500%, 7/25/2019	15,297
		TOTAL	49,987
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,291,503)	10,836,463
		ADJUSTABLE RATE MORTGAGES--5.5%
		Federal Home Loan Mortgage Corporation ARM--1.9%
7,998,062		ARM, 5.323%, 12/1/2035	7,994,579
		Federal National Mortgage Association ARM--3.6%
8,949,361		ARM, 5.670%, 4/1/2033	9,000,708
3,839,931		ARM, 5.480%, 11/1/2035	3,835,579
2,428,530		ARM, 5.470%, 5/1/2036	2,440,365
		TOTAL	15,276,652
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,237,059)	23,271,231
		REPURCHASE AGREEMENTS--46.9%
10,000,000	[3]	Interest in $18,500,000 joint repurchase agreement 5.27%, dated 8/17/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2035 for $18,586,662 on 9/18/2006. The market value of the underlying securities at the end of the period was $18,998,679 (segregated pending settlement of dollar-roll transactions).	10,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$8,007,000		Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000.	$8,007,000
81,618,000		Interest in $2,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $2,000,293,889 on 9/1/2006. The market value of the underlying securities at the end of the period was $2,060,001,562 (purchased with proceeds from securities lending collateral).	81,618,000
81,000,000		Interest in $1,900,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $1,900,279,194 on 9/1/2006. The market value of the underlying securities at the end of the period was $1,955,223,775 (purchased with proceeds from securities lending collateral).	81,000,000
18,000,000	[3]	Interest in $224,947,000 joint repurchase agreement 5.26%, dated 8/14/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/25/2036 for $225,933,018 on 9/13/2006. The market value of the underlying securities at the end of the period was $232,272,040 (segregated pending settlement of dollar-roll transactions).	18,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	198,625,000
		TOTAL INVESTMENTS--145.9% (IDENTIFIED COST $614,322,308) [4]	617,321,754
		OTHER ASSETS AND LIABILITIES - NET--(45.9)%	(194,082,694)
		TOTAL NET ASSETS--100%	$423,239,060

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 All or a portion of this security is subject to dollar-roll transactions.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (unaudited)

Assets:
Investment in securities		$418,696,754
Investment in repurchase agreements		198,625,000
Total investments in securities, at value including $157,386,559 of securities loaned (identified cost $614,322,308)		617,321,754
Cash		440
Income receivable		3,608,442
Receivable for shares sold		619,754
TOTAL ASSETS		621,550,390
Liabilities:
Payable for investments purchased	$34,193,958
Payable for shares redeemed	712,260
Income distribution payable	696,591
Payable for collateral due to broker	162,618,000
Payable for distribution services fees (Note 5)	9,068
Payable for shareholder services fees (Note 5)	47,777
Accrued expenses	33,676
TOTAL LIABILITIES		198,311,330
Net assets for 39,991,874 shares outstanding		$423,239,060
Net Assets Consist of:
Paid-in capital		$426,419,712
Net unrealized appreciation of investments		2,999,446
Accumulated net realized loss on investments		(6,186,429)
Undistributed net investment income		6,331
TOTAL NET ASSETS		$423,239,060
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$341,397,421 ÷ 32,259,304 shares outstanding, no par value, unlimited shares authorized		$10.58
Institutional Service Shares:
$81,841,639 ÷ 7,732,570 shares outstanding, no par value, unlimited shares authorized		$10.58

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2006 (unaudited)

Investment Income:
Interest (including income on securities loaned of $145,600)			$10,294,953
Dividends received from affiliated issuers (Note 5)			61,635
TOTAL INCOME			10,356,588
Expenses:
Investment adviser fee (Note 5)		$997,096
Administrative personnel and services fee (Note 5)		158,641
Custodian fees		11,637
Transfer and dividend disbursing agent fees and expenses		42,273
Directors'/Trustees' fees		7,315
Auditing fees		10,050
Legal fees		3,999
Portfolio accounting fees		49,080
Distribution services fee--Institutional Service Shares (Note 5)		98,612
Shareholder services fee--Institutional Shares (Note 5)		90,643
Shareholder services fee--Institutional Service Shares (Note 5)		86,955
Share registration costs		23,768
Printing and postage		10,864
Insurance premiums		4,005
Miscellaneous		4,192
TOTAL EXPENSES		1,599,130
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(788,077)
Waiver of administrative personnel and services fee	(6,684)
Waiver of distribution services fee--Institutional Service Shares	(49,532)
Waiver of shareholder services fee--Institutional Shares	(41,217)
Reimbursement of shareholder services fees--Institutional Shares	(18,636)
TOTAL WAIVERS AND REIMBURSEMENT		(904,146)
Net expenses			694,984
Net investment income			9,661,604
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized loss of $1,569 on sales of investments in affiliated issuers)			(2,240,785)
Net change in unrealized appreciation of investments			235,401
Net realized and unrealized loss on investments			(2,005,384)
Change in net assets resulting from operations			$7,656,220

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2006	Year Ended 2/28/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,661,604	$13,799,522
Net realized loss on investments	(2,240,785)	(1,726,791)
Net change in unrealized appreciation/depreciation of investments	235,401	(4,097,264)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,656,220	7,975,467
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,876,113)	(11,136,427)
Institutional Service Shares	(1,813,339)	(2,687,776)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,689,452)	(13,824,203)
Share Transactions:
Proceeds from sale of shares	121,679,125	165,215,632
Net asset value of shares issued to shareholders in payment of distributions declared	5,928,278	6,096,042
Cost of shares redeemed	(48,066,618)	(103,376,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	79,540,785	67,935,384
Change in net assets	77,507,553	62,086,648
Net Assets:
Beginning of period	345,731,507	283,644,859
End of period (including undistributed net investment income of $6,331 and $34,179, respectively)	$423,239,060	$345,731,507

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2006 (unaudited)

1. ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters. The investment objective of the Trust is to pursue total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Trust generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Trust to require the other party to a repurchase agreement to transfer to the Trust's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Trust holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Trust has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Trust treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Trust to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Trust in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Trust may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Trust will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Trust may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Trust agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Trust records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar Roll Transactions

The Trust enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions which are treated as purchases and sales which will not exceed 12 months. The Trust will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Trust for the six months ended August 31, 2006, was as follows:

Maximum amount outstanding during the period	$28,154,713
Average amount outstanding during the period [1]	$1,977,692
Average shares outstanding during the period	37,815,246
Average debt per shares outstanding during the period	$0.05

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended August 31, 2006.

Securities Lending

The Trust participates in a securities lending program providing for the lending of government securities to qualified brokers. The Trust normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

As of August 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$157,386,559	$162,618,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 8/31/2006		Year Ended 2/28/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,547,344	$89,690,326	11,044,414	$119,359,842
Shares issued to shareholders in payment of distributions declared	442,002	4,629,913	560,208	6,061,232
Shares redeemed	(3,380,822)	(35,419,515)	(5,618,199)	(60,884,477)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,608,524	$58,900,724	5,986,423	$64,536,597

	Six Months Ended 8/31/2006		Year Ended 2/28/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,037,813	$31,988,799	4,224,120	$45,855,790
Shares issued to shareholders in payment of distributions declared	123,937	1,298,365	200	34,810
Shares redeemed	(1,207,162)	(12,647,103)	(3,911,992)	(42,491,813)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,954,588	$20,640,061	312,328	$3,398,787
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,563,112	$79,540,785	6,298,751	$67,935,384

4. FEDERAL TAX INFORMATION

At August 31, 2006, the cost of investments for federal tax purposes was $614,322,308. The net unrealized appreciation of investments for federal tax purposes was $2,999,446. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,543,600 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,544,154.

At February 28, 2006, the Trust had a capital loss carryforward of $2,247,822 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,045,099
2013	$ 70,851
2014	$ 131,872

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2006, the Adviser voluntarily waived $788,077 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Trust.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2006, FSC voluntarily waived $49,532 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2006, FSC retained $49,080 of fees paid by the Trust.

Shareholder Services Fee

The Trust may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Trust's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Trust for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended August 31, 2006, FSSC voluntarily waived $41,217 of its fee and voluntarily reimbursed $18,636 of shareholder services fee. For the six months ended August 31, 2006, FSSC received $26,352 of fees paid by the Trust.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended August 31, 2006, are as follows:

Affiliate	Balance of Shares Held 2/28/2006	Purchase/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2006	Value	Dividend Income
Federated Mortgage Core Portfolio	3,139,494	--	3,139,494	--	$--	$61,635

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2006, were as follows:

Purchases	$142,647
Sales	$30,915,938

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

G01393-01 (10/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        October 17, 2006

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        October 20, 2006